Income Tax - Schedule of Components of The Income Tax Provision (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Components of The Income Tax Provision [Abstract]
Current income tax	$ 485,578	$ 62,406	$ 493,848	$ 262,812	$ 33,781	$ 705,839
Deferred income tax	$ (3,367)	$ (433)	$ (2,339)	$ (9,078)	$ (1,167)	$ (6,589)